BUSINESS COMBINATIONS AND INVESTMENT TRANSACTIONS	12 Months Ended
Dec. 31, 2016
BUSINESS COMBINATIONS AND INVESTMENT TRANSACTIONS
BUSINESS COMBINATIONS AND INVESTMENT TRANSACTIONS

4. BUSINESS COMBINATIONS AND INVESTMENT TRANSACTIONS

Acquisitions in 2016

The Company did not complete any business combinations in 2016.

Acquisitions in 2015

RosTaxi

In January 2015, the Company completed the acquisition of assets and assumption of liabilities of RosTaxi (“RosTaxi”), operator of a taxi fleet management application, for cash consideration of up to RUB 500, including a deferred payment of up to RUB 380, subject to successful technical integration and client base transition, and contingent consideration of up to RUB 500 payable in the Company’s ordinary shares depending on the number of qualifying taxi trips through the third anniversary of the closing. During 2015, 2016 and for the period of January and February 2017, deferred payments in the amount of RUB 50, RUB 65 ($1.1) and RUB 195,  respectively, were paid. The acquisition was accounted for as a business combination.

Set out below is the condensed balance sheet of RosTaxi as of January 15, 2015, reflecting an allocation of the purchase price to net assets acquired:

January 15, 2015
RUB
ASSETS:
Intangible assets	114
Deferred tax assets	77
Goodwill	224
Total assets	415
Net assets	415
Total purchase consideration	415

The RUB 224 assigned to goodwill is attributable to the Taxi reportable segment and primarily arises due to specific synergies that result from convergence with the Company’s technologies. Of the RUB 114 assigned to intangible assets, approximately RUB 93 relates to client relationships that will be amortized over a period of 5.0 years. The remaining RUB 21 assigned to intangible assets represents non-compete agreements of RUB 12 and software of RUB 9. The Company has not included in the purchase consideration the contingent payment of up to RUB 500 related to the number of qualifying taxi trips but instead will record it as compensation expense on a straight-line basis as the sellers complete their requisite service periods.

The results of operations of RosTaxi for the period prior to acquisition would not have had a material impact on the Company’s results of operations for the years ended December 31, 2014 and 2015. Accordingly, no pro forma financial information is presented. The results of operations of RosTaxi did not have a material impact on the Company’s results of operations for the year ended December 31, 2015.

Agnitum

In December 2015, the Company completed the acquisition of assets and assumption of liabilities of Agnitum Ltd (“Agnitum”), an antivirus protection developer, for cash consideration of RUB 120 and a deferred payment of up to RUB 80, including additional payments subject to the attainment of certain implementation and integration milestones of up to RUB 60 payable in cash and up to RUB 20 to be granted in the Company’s RSUs. In 2016, a deferred payment in the amount of RUB 60 ($1.1) was paid in cash. The acquisition was accounted for as a business combination.

Set out below is the condensed balance sheet of Agnitum as of December 11, 2015, reflecting an allocation of the purchase price to net assets acquired:

December 11, 2015
RUB
ASSETS:
Intangible assets	58
Deferred tax assets	12
Goodwill	50
Total assets	120
Net assets	120
Total purchase consideration	120

The RUB 50 assigned to goodwill is attributable to the Search and Portal reportable segment and primarily arises due to an assembled workforce that does not qualify for separate recognition and specific synergies that result from convergence with the Company’s browser technologies. Of the RUB 58 assigned to intangible assets, approximately RUB 50 relates to software that will be amortized over a period of 1.0 - 3.0 years. The remaining RUB 8 assigned to intangible assets represents domain name and trademark.

The Company had not included in the purchase consideration the contingent cash payment of up to RUB 60 and contingent RSU grants up to RUB 20 to the sellers that were subject to attaining certain implementation and integration milestones. These were recorded as a compensation expense on a straight-line basis in 2016 as the sellers completed their requisite service periods.

The results of operations of Agnitum for the period prior to acquisition would not have had a material impact on the Company’s results of operations for the years ended December 31, 2014 and 2015. Accordingly, no pro forma financial information is presented. The results of operations of Agnitum did not have a material impact on the Company’s results of operations for the year ended December 31, 2015.

Acquisitions in 2014

KitLocate

In March 2014, the Company completed the acquisition of a 100% ownership interest in KitLocate Ltd. (“KitLocate”), the developer of an energy-efficient geolocation technology for mobile devices, for cash consideration of up to $10.2 (RUB 371 at the exchange rate as of the acquisition date), including $4.0 (RUB 145 at the exchange rate as of the acquisition date) paid in full upon closing of the deal, up to $2.3 (RUB 84 at the exchange rate as of the acquisition date) of earn-out payments on the achievement of certain distribution milestones, and $3.9 (RUB 142 at the exchange rate as of the acquisition date) paid to an escrow account, the release of which was subject to KitLocate’s founders continued employment. The Company recorded the milestones-related earn-out payments at the fair value of $1.5 (RUB 55 at the exchange rate as of acquisition date) as part of purchase consideration. The Company has not recorded the contingent payments related to the continued employment as purchase price consideration but instead recorded them as compensation expense as the former KitLocate’s shareholders completed their requisite service periods. The Company fully settled its obligations by paying $1.9 (RUB 69 at the exchange rate as of acquisition date) in milestones-related earn-out payments and releasing the escrowed amount in full in July 2015.

Set out below is the condensed balance sheet of KitLocate as of March 12, 2014, reflecting an allocation of the purchase price to net assets acquired:

March 12, 2014
RUB
ASSETS:
Cash and cash equivalents	4
Current assets	1
Intangible assets	59
Goodwill	158
Total assets	222
LIABILITIES:
Current liabilities	4
Deferred tax liabilities	15
Net assets	203
Total purchase consideration	203

The RUB 158 assigned to goodwill is attributable to the Search and Portal reportable segment and primarily arises due to an assembled workforce that does not qualify for separate recognition and specific synergies that result from the distribution capabilities of the Company. Of the RUB  59 assigned to intangible assets, RUB 30  relates to pending patents, RUB 20 relates to software and RUB 9 to non-compete agreements.

The results of operations of KitLocate for the period prior to acquisition would not have had a material impact on the Company’s results of operations for the years ended December 31, 2013 and 2014. Accordingly, no pro forma financial information is presented. The results of operations of KitLocate did not have a material impact on the Company’s results of operations for the year ended December 31, 2014.

Auto.ru

In August 2014, the Company completed the acquisition of a 100% ownership interest in Auto.ru Group (“Auto.ru”), one of the leading online auto classifieds businesses in Russia, for cash consideration of $178.4 (RUB 6,428 at the exchange rate as of the acquisition date) paid in full upon closing of the deal, including $14.0 (RUB 504 at the exchange rate as of the acquisition date) paid into an escrow account of which half was released to the sellers in February 2016. The remaining amount in escrow will be paid to the sellers on the date falling 43 months after the completion date, assuming no warranty claims.

The Company recorded measurement period adjustments based on its ongoing valuation and purchase price allocation procedures, which were completed during the third quarter of 2015.

Set out below is the condensed balance sheet of Auto.ru as of August 19, 2014, reflecting preliminary and final allocation of the purchase price to net assets acquired:

	Preliminary		Final
	Purchase	Measurement	Purchase
	Price	Period	Price
	Allocation	Adjustments	Allocation
	RUB	RUB	RUB
ASSETS:
Cash and cash equivalents	204	—	204
Current assets	36	—	36
Property and equipment	16	—	16
Intangible assets	1,400	352	1,752
Goodwill	5,168	(283)	4,885
Total assets	6,824	69	6,893
LIABILITIES:
Current liabilities	28	—	28
Non-current liabilities	80	—	80
Deferred tax liabilities	288	69	357
Net assets	6,428	—	6,428
Total purchase consideration	6,428	—	6,428

The RUB 4,885 assigned to goodwill is attributable to the Classifieds reportable segment and primarily arises due to an assembled workforce that does not qualify for separate recognition and specific synergies that result from convergence with other vertical aggregators developed by the Company and the Company’s distribution capabilities. Of the RUB 1,752 assigned to intangible assets, approximately RUB 865 relates to trade names that will be amortized over a period of 10.0 years. The remaining RUB 887 assigned to intangible assets represents customer relationships of RUB 756, website and applications of RUB 116, and portal content of RUB 15.

The results of operations of Auto.ru for the period prior to acquisition would not have had a material impact on the Company’s results of operations for the years ended December 31, 2013 and 2014. Accordingly, no pro forma financial information is presented. The results of operations of Auto.ru did not have a material impact on the Company’s results of operations for the year ended December 31, 2014.

ADFOX

In September 2014, the Company completed the acquisition of assets and assumption of liabilities constituting the business of ADFOX LLC (“ADFOX”), an advertising technology platform that provides services for planning, managing and analyzing advertising campaigns on the internet, for cash consideration of $11.3 (RUB 446 at the exchange rate as of the acquisition date), including $8.5 (RUB 336 at the exchange rate as of the acquisition date) paid upon closing of the deal and $1.4 (RUB 55 at the exchange rate as of the acquisition date) paid to the sellers on the first anniversary of the closing in the fourth quarter of 2015. The remaining balance of $1.4 (RUB 55 at the exchange rate as of the acquisition date) was paid to the sellers on the second anniversary of the closing. The acquisition was accounted for as a business combination.

Set out below is the condensed balance sheet of ADFOX as of September 30, 2014, reflecting an allocation of the purchase price to net assets acquired:

September 30, 2014
RUB
ASSETS:
Property and equipment	2
Intangible assets	74
Deferred tax assets	74
Goodwill	296
Total assets	446
Net assets	446
Total purchase consideration	446

The RUB 296 assigned to goodwill is attributable to the Search and Portal reportable segment and primarily arises due to an assembled workforce that does not qualify for separate recognition and specific synergies that result from the application of the acquired technologies in the Company’s business. Of the RUB 74 assigned to intangible assets, RUB 59 relates to software and website and RUB 15 relates to trade names.

The results of operations of ADFOX for the period prior to acquisition would not have had a material impact on the Company's results of operations for the years ended December 31, 2013 and 2014. Accordingly, no pro forma financial information is presented. The results of operations of ADFOX did not have a material impact on the Company's results of operations for the year ended December 31, 2014.

Other

During the year ended December 31, 2014, the Company completed other acquisitions and purchases of intangible assets for total consideration of approximately RUB 347. In aggregate, RUB 215 was attributed to intangible assets, RUB 106 was attributed to goodwill, and RUB 26 was attributed to deferred tax assets. Goodwill is attributable to the E-commerce reportable segment.